Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue
Note 4 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2024	2023	2022
Sales of vehicles[1]	1,975,864	2,313,124	2,386,685
Vehicle leasing revenue	17,175	17,421	16,719
Sales of software and performance engineered kits	15,344	18,994	21,308
Other revenue	14,960	17,094	5,122
Sales of carbon credits	10,918	1,452	10,984
Total	$2,034,261	$2,368,085	$2,440,818
1 - Revenue related to sales of vehicles is inclusive of (1) sales of accessories recognized at a point in time and (2) extended and connected services recognized over time.
For the years ended December 31, 2024, 2023, and 2022, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles, software performance upgrades and sale of technology to other related parties. As of December 31, 2024, the total transaction price allocated to performance obligations that were unsatisfied or partially unsatisfied for contracts with an original expected length of one or more years was $120,188. Of this amount, Polestar expects to recognize $12,188 in the next 12 months and the rest over the remaining performance obligation period. Additionally, changes in regulations on automotive regulatory credits may significantly impact our remaining performance obligations and revenue to be recognized under these contracts.
For the years ended December 31, 2024 and 2022, no individual customer exceeded 10% of revenue. During the year ended December 31, 2023, the Group's largest individual customer that was not a related party accounted for $372,597 (16%) of revenue. Refer to Note 27 - Related party transactions for further details on revenue from related parties.
Refund liabilities
For the years ended December 31, 2024, 2023, and 2022, the Group reduced revenue by $305,086, $119,832, and $54,909 for amounts related to variable consideration due to customers or service providers incentivizing contracts with customers, primarily in the form of volume related bonuses or discounts, residual value guarantees, and interest rate subvention schemes. Accruals related to refund liabilities are presented in other current liabilities, other non-current liabilities, and other current liabilities - related parties. Refer to Note 24 - Other current and non-current liabilities.
Contract liabilities

	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2023	39,856	28,511	13,035	81,402
Provided for during the year	30,811	14,469	56,022	101,302

Released during the year	(23,917)	(4,973)	(18,704)	(47,594)
Translation differences and other	755	1,558	609	2,922
Balance as of December 31, 2023	$47,505	$39,565	$50,962	$138,032
of which current	22,150	6,135	46,594	74,879
of which non-current	25,355	33,430	4,368	63,153

Provided for during the year	27,295	14,567	5,795	47,657
Released during the year	(25,672)	(6,656)	(48,406)	(80,734)
Translation differences and other	(2,037)	(3,734)	(533)	(6,304)
Balance as of December 31, 2024	$47,091	$43,742	$7,818	$98,651
of which current	23,649	7,348	6,652	37,649
of which non-current	23,442	36,394	1,166	61,002
As of December 31, 2024, total contract liabilities amounted to $98,651, which was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue. As of December 31, 2023, total contract liabilities amounted to $138,032, which was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue.
Revenue recognized during the year ended December 31, 2024 related to contract liabilities outstanding as of January 1, 2024 was $74,879. Revenue recognized during the year ended December 31, 2024 related to performance obligations satisfied during the year ended December 31, 2023 was $31,298.
Revenue recognized during the year ended December 31, 2023 related to contract liabilities outstanding as of January 1, 2023 was $32,384. Revenue recognized during the year ended December 31, 2022 related to contract liabilities outstanding as of January 1, 2022 was $27,989. No revenue was recognized during the years ended December 31, 2023 and 2022 related to performance obligation fully or partially satisfied in prior periods.